Document and Entity Information	Mar. 03, 2025
Prospectus:
Entity Central Index Key	0001415726
Document Type	497
Prospectus Date	Mar. 03, 2025
Document Creation Date	Mar. 03, 2025
Document Effective Date	Mar. 03, 2025
Entity Registrant Name	Innovator ETFs Trust
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Period End Date	Feb. 14, 2025
Innovator Equity Defined Protection ETF - 1 Yr March | Innovator Equity Defined Protection ETF - 1 Yr March
Prospectus:
Trading Symbol	ZMAR